INCOME TAX (Income Computed at Federal Statutory Rate) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Income tax at federal rate					$ 35,384	$ 146,342
State tax, net of Federal effect					5,913	24,460
Total permanent differences					0	0
Impact of rate change on beginning deferred taxes					0	0
NOL deduction					0	0
Total tax credits					0	0
Valuation allowance					0	0
Total Provision	$ (62,709)	$ 67,287	$ (17,753)	$ 90,447	$ 41,297	$ 170,802
Impact on income tax at federal rate					35.00%	35.00%
Impact on State tax, net of Federal effect					5.85%	5.85%
Impact on total permanent differences					0.00%	0.00%
Impact on impact of rate change on beginning deferred taxes					0.00%	0.00%
Impact on NOL deductions					0.00%	0.00%
Impact on tax credits					0.00%	0.00%
Impact on valuation allowance					0.00%	0.00%
Impact on total provision					40.85%	40.85%